Income Taxes (Net Deferred Tax Assets Included in the Consolidated Balance Sheet) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Income Taxes
Deferred income taxes (current assets)	¥ 244,881	¥ 257,793
Deferred income taxes (investments and other assets)	886,953	828,935
Other current liabilities	(222)	(1,124)
Other long-term liabilities	(183,810)	(148,805)
Net deferred tax assets	¥ 947,802	¥ 936,799